Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Assumptions Used in Black-Scholes Model to Options Issued

The Company values stock options using the Black-Scholes option pricing model. Assumptions used in the Black-Scholes model to value options issued during the years ended December 31, 2018 and 2017 are as follows:

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017

Expected life in years	5.0	2.5 to 5.0
Stock price volatility	184.45% -190.22%	84.36% - 173.92%
Risk free interest rate	2.25% - 3.00%	1.22% - 2.23%
Expected dividends	0%	0%
Forfeiture rate	18%	21%